Subsequent Events (Details) - Class A Ordinary Shares [Member]	12 Months Ended
Jun. 30, 2024 USD ($) shares
Subsequent Events (Details) [Line Items]
Repurchased shares | shares	315,651
Repurchased amount | $	$ 175